Debt (Details 3) (USD $) In Millions, unless otherwise specified	Nov. 01, 2014	Feb. 01, 2014	Nov. 02, 2013	Feb. 02, 2013	Sep. 17, 2012
Asset-based Revolving Credit Facility
Current portion of long-term debt	$ 205	$ 16	$ 203	$ 150
Accumulated Amortization of Noncurrent Deferred Finance Costs	53	56	57	54
Restated Revolving Credit Facility
Asset-based Revolving Credit Facility
Borrowing base amount	650	650		650
Outstanding borrowings	0
Outstanding letters of credit	62	63
Unused borrowing capacity	588	589		587
Maximum borrowing capacity					$ 650